Revenue - Schedule of Changes in Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue [Abstract]
Balance at the beginning of the year	$ 0	$ 313
Revenue recognised during the year	0	0
Invoices raised during the year	0	(307)
Translation exchange difference	0	(6)
Balance at the end of the year	$ 0	$ 0